Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues
Royalties	$ 0	$ 379	$ 1,041	$ 981
License and other revenue	1,353	439	4,179	4,114
Total Revenues	1,353	818	5,220	5,095
Expenses
Cost of royalty and license revenue	92	65	319	433
Research and development expense	644	481	1,766	1,033
Selling, general and administrative expense	904	891	3,605	2,072
Depreciation of tangible assets	170	87	511	125
Amortization of intangible assets			0	46
Total Expenses	1,810	1,524	6,201	3,709
Operating loss	(457)	(706)	(981)	1,386
Interest income	2	0	4	28
Financing and interest expense	(57)	(40)	(203)	(123)
Total Other Income			(199)	(95)
Income (Loss) Before Income Taxes			(1,180)	1,291
Income taxes			0	0
Net Loss	(512)	(746)	(1,180)	1,291
Other Comprehensive Income
Foreign currency translation adjustment	44	39	(293)	(492)
Comprehensive Loss	$ (468)	$ (707)	$ (1,473)	$ 799
Basic: Weighted Average Number of Shares Outstanding			63,956,543	63,524,023
Basic and Diluted Weighted Average Number of Shares Outstanding	65,305,520	63,615,255
Basic (Loss) Earnings Per Common Share			$ (0.02)	$ 0.01
Diluted: Weighted Average Number of Shares Outstanding			63,956,543	70,855,146
Basic and Diluted Loss Per Common Share	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.01